Commitments and Contingencies (Summary of Maximum Potential Amount of Future Payments of Certain Guarantees Classified Based on Internal Ratings) (Detail) - Performance guarantees, Guarantees on loans, Guarantees on securities and Other guarantees - JPY (¥)
¥ in Billions
		Mar. 31, 2023	Mar. 31, 2022
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount		¥ 7,164	¥ 6,647
Investment grade
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	[1]	5,587	5,336
Non-investment grade
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount		¥ 1,577	¥ 1,311

[1]	Investment grade in the internal rating scale generally corresponds to BBB- or above in the external rating scale.